Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,672,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,940.08
Total Offset Amount	0.00
Net Fee	1,940.08
Narrative - Max Aggregate Offering Price	$ 12,672,000
Final Prospectus	true